Note 5 - Property and Equipment (Details) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Cost, beginning balance	$ 8,041,498	$ 7,940,320
Additions	24,098	101,178
Cost, ending balance	8,065,596	8,041,498
Accumulated amortization, beginning balance	5,285,505	4,672,769
Depreciation	506,685	612,736
Accumulated amortization, ending balance	5,792,190	5,285,505
Net book value	2,273,406	2,755,993
Computer Equipment
Cost, beginning balance	551,086	530,750
Additions	3,790	20,336
Cost, ending balance	554,876	551,086
Accumulated amortization, beginning balance	363,662	286,483
Depreciation	57,128	77,179
Accumulated amortization, ending balance	420,790	363,662
Net book value	134,086	187,424
Computer Software
Cost, beginning balance	156,059	156,059
Additions	0	0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	143,593	131,128
Depreciation	6,233	12,465
Accumulated amortization, ending balance	149,826	143,593
Net book value	6,233	12,466
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Additions	0	0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	130,491	119,990
Depreciation	8,402	10,501
Accumulated amortization, ending balance	138,893	130,491
Net book value	33,605	42,007
Laboratory Equipment
Cost, beginning balance	5,367,645	5,286,803
Additions	20,308	80,842
Cost, ending balance	5,387,953	5,367,645
Accumulated amortization, beginning balance	3,082,808	2,669,232
Depreciation	339,210	413,576
Accumulated amortization, ending balance	3,422,018	3,082,808
Net book value	1,965,935	2,284,837
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Additions	0	0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,275,781	1,192,946
Depreciation	82,836	82,835
Accumulated amortization, ending balance	1,358,616	1,275,781
Net book value	82,836	165,671
Laboratory Equipment Under Capital Lease
Cost, beginning balance	276,300	276,300
Additions	0	0
Cost, ending balance	276,300	276,300
Accumulated amortization, beginning balance	214,298	198,798
Depreciation	12,401	15,500
Accumulated amortization, ending balance	226,699	214,298
Net book value	49,601	62,002
Computer Equipment Under Capital Lease
Cost, beginning balance	76,458	76,458
Additions	0	0
Cost, ending balance	76,458	76,458
Accumulated amortization, beginning balance	74,872	74,192
Depreciation	476	680
Accumulated amortization, ending balance	75,348	74,872
Net book value	$ 1,110	$ 1,586